Retirement Plans and Postretirement Costs (Details 2) - USD ($) $ in Thousands	12 Months Ended
	Jun. 28, 2015	Jun. 29, 2014	Jun. 30, 2013
COMPONENTS OF NET PERIODIC BENEFIT COST:
Loss on settlement of pension obligation			$ 2,144
Net Periodic Benefit Cost:
Net Periodic Benefit Cost, Expected return on plan assets	6.50%
CHANGE IN PLAN ASSETS:
Fair value of plan assets at beginning of year	$ 104,340
Fair value of plan assets at end of year	105,472	$ 104,340
CHANGES IN PLAN ASSETS AND BENEFIT OBLIGATIONS RECOGNIZED IN OTHER COMPREHENSIVE INCOME:
Amortization of prior service (cost) credits	753	752
Amortization of unrecognized net loss	(3,468)	(3,512)
Pension and SERP Benefits
COMPONENTS OF NET PERIODIC BENEFIT COST:
Service cost	64	217	216
Interest cost	4,173	4,407	4,447
Expected return on plan assets	(6,174)	(6,442)	(6,126)
Amortization of prior service cost (credit)	11	12	12
Amortization of unrecognized net loss	2,775	2,665	4,453
Loss on settlement of pension obligation			2,144
Net periodic benefit cost	$ 849	$ 859	5,146
Benefit Obligations:
Benefit Obligations, Discount rate	4.53%	4.39%
Benefit Obligations, Rate of compensation increases - SERP	3.00%	3.00%
Net Periodic Benefit Cost:
Net Periodic Benefit Cost, Discount rate	4.39%	5.02%
Net Periodic Benefit Cost, Expected return on plan assets	6.50%	7.50%
Net Periodic Benefit Cost, Rate of compensation increases - SERP	3.00%	3.00%
CHANGE IN PROJECTED BENEFIT OBLIGATION:
Benefit obligation at beginning of year	$ 97,445	$ 89,915
Service cost	64	217	216
Interest cost	4,173	4,407	4,447
Plan Amendments		(3)
Actuarial (gain) loss	2,118	7,030
Benefits paid	(4,471)	(4,121)
Benefit obligation at end of year	99,329	97,445	89,915
CHANGE IN PLAN ASSETS:
Fair value of plan assets at beginning of year	104,340	90,434
Actual return on plan assets	2,450	14,021
Employer contribution	3,153	4,006
Benefits paid	(4,471)	(4,121)
Fair value of plan assets at end of year	105,472	104,340	90,434
Funded status – prepaid (accrued) benefit obligations	6,143	6,895
AMOUNTS RECOGNIZED IN CONSOLIDATED BALANCE SHEETS:
Other long-term assets	7,733	8,768
Accrued payroll and benefits (current liabilities)	(259)	(254)
Accrued benefit obligations (long-term liabilities)	(1,331)	(1,619)
Net amount recognized	6,143	6,895
CHANGES IN PLAN ASSETS AND BENEFIT OBLIGATIONS RECOGNIZED IN OTHER COMPREHENSIVE INCOME:
Net periodic benefit cost	849	859	5,146
Net actuarial (gain) loss	5,843	(550)
Prior service cost		(3)
Amortization of prior service (cost) credits	(11)	(12)
Amortization of unrecognized net loss	(2,775)	(2,665)
Total recognized in other comprehensive loss (income), before tax	3,057	(3,230)
Total recognized in net periodic benefit cost and other comprehensive loss (income), before tax	3,906	(2,371)
Postretirement Benefits
COMPONENTS OF NET PERIODIC BENEFIT COST:
Service cost	14	15	15
Interest cost	114	157	181
Amortization of prior service cost (credit)	(764)	(764)	(764)
Amortization of unrecognized net loss	693	847	898
Net periodic benefit cost	$ 57	$ 255	330
Benefit Obligations:
Benefit Obligations, Discount rate	4.53%	4.39%
Net Periodic Benefit Cost:
Net Periodic Benefit Cost, Discount rate	4.39%	5.02%
CHANGE IN PROJECTED BENEFIT OBLIGATION:
Benefit obligation at beginning of year	$ 2,929	$ 3,540
Service cost	14	15	15
Interest cost	114	157	181
Actuarial (gain) loss	(189)	(112)
Benefits paid	(689)	(671)
Benefit obligation at end of year	2,179	2,929	3,540
CHANGE IN PLAN ASSETS:
Employer contribution	689	671
Benefits paid	(689)	(671)
Funded status – prepaid (accrued) benefit obligations	(2,179)	(2,929)
AMOUNTS RECOGNIZED IN CONSOLIDATED BALANCE SHEETS:
Accrued payroll and benefits (current liabilities)	(522)	(706)
Accrued benefit obligations (long-term liabilities)	(1,657)	(2,223)
Net amount recognized	(2,179)	(2,929)
CHANGES IN PLAN ASSETS AND BENEFIT OBLIGATIONS RECOGNIZED IN OTHER COMPREHENSIVE INCOME:
Net periodic benefit cost	57	255	$ 330
Net actuarial (gain) loss	(189)	(112)
Amortization of prior service (cost) credits	764	764
Amortization of unrecognized net loss	(693)	(847)
Total recognized in other comprehensive loss (income), before tax	(118)	(195)
Total recognized in net periodic benefit cost and other comprehensive loss (income), before tax	$ (61)	$ 60